UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
March 31, 2010

Shares	Description (1)				Value
	Common Stocks – 101.3%
	Aerospace & Defense – 1.4%
23,265	Boeing Company				$ 1,689,272
30,149	Honeywell International Inc.				1,364,845
24,145	United Technologies Corporation				1,777,313
	Total Aerospace & Defense				4,831,430
	Air Freight & Logistics – 0.8%
44,671	United Parcel Service, Inc., Class B				2,877,259
	Airlines – 0.4%
25,270	Delta Air Lines, Inc., (2)				368,689
27,885	Lan Airlines S.A., Sponsored ADR				492,170
35,613	Southwest Airlines Co.				470,804
	Total Airlines				1,331,663
	Auto Components – 0.5%
10,102	American Axle and Manufacturing Holdings Inc., (2)				100,818
28,366	Cooper Tire & Rubber				539,521
51,860	Gentex Corporation				1,007,121
	Total Auto Components				1,647,460
	Automobiles – 0.5%
119,221	Ford Motor Company, (2)				1,498,608
14,231	Harley-Davidson, Inc.				399,464
	Total Automobiles				1,898,072
	Beverages – 1.3%
43,233	Coca-Cola Company				2,377,815
31,189	PepsiCo, Inc.				2,063,464
	Total Beverages				4,441,279
	Biotechnology – 4.8%
67,409	Amgen Inc., (2)				4,028,362
70,956	Celgene Corporation, (2)				4,396,434
12,644	Cephalon, Inc., (2)				857,010
43,993	Genzyme Corporation, (2)				2,280,157
118,112	Gilead Sciences, Inc., (2)				5,371,734
3,686	Human Genome Sciences, Inc., (2)				111,317
	Total Biotechnology				17,045,014
	Capital Markets – 1.4%
27,074	Bank of New York Company, Inc.				836,045
48,261	Charles Schwab Corporation				901,998
9,607	Goldman Sachs Group, Inc.				1,639,242
34,070	Morgan Stanley				997,910
17,346	Waddell & Reed Financial, Inc., Class A				625,150
	Total Capital Markets				5,000,345
	Chemicals – 0.9%
32,606	Dow Chemical Company				964,159
36,740	E.I. Du Pont de Nemours and Company				1,368,198
13,858	Monsanto Company				989,738
	Total Chemicals				3,322,095
	Commercial Banks – 1.4%
31,331	FirstMerit Corporation				675,810
8,146	Toronto-Dominion Bank				607,529
63,642	U.S. Bancorp				1,647,055
61,795	Wells Fargo & Company				1,923,060
	Total Commercial Banks				4,853,454
	Commercial Services & Supplies – 0.4%
29,414	Covanta Holding Corporation, (2)				490,037
13,828	Deluxe Corporation				268,540
739	Pitney Bowes Inc.				18,069
26,895	R.R. Donnelley & Sons Company				574,208
	Total Commercial Services & Supplies				1,350,854
	Communications Equipment – 6.8%
6,820	Aviat Networks Inc., (2)				45,217
330,641	Cisco Systems, Inc., (2)				8,606,585
21,578	Comverse Technology, Inc., (2)				179,097
16,764	Harris Corporation				796,122
222,552	QUALCOMM, Inc.				9,344,958
68,466	Research In Motion Limited, (2)				5,063,061
	Total Communications Equipment				24,035,040
	Computers & Peripherals – 11.9%
145,780	Apple, Inc., (2)				34,248,099
49,835	EMC Corporation, (2)				899,023
62,936	Hewlett-Packard Company				3,345,048
26,724	International Business Machines Corporation (IBM)				3,427,353
	Total Computers & Peripherals				41,919,523
	Consumer Finance – 0.3%
20,474	American Express Company				844,757
23,560	SLM Corporation, (2)				294,971
	Total Consumer Finance				1,139,728
	Containers & Packaging – 0.2%
20,638	Packaging Corp. of America				507,901
5,524	Sonoco Products Company				170,084
	Total Containers & Packaging				677,985
	Distributors – 0.0%
1,814	Genuine Parts Company				76,623
	Diversified Consumer Services – 0.4%
7,119	ITT Educational Services, Inc., (2)				800,745
63,150	Service Corporation International				579,717
	Total Diversified Consumer Services				1,380,462
	Diversified Financial Services – 2.2%
141,113	Bank of America Corporation				2,518,867
3,262	CME Group, Inc.				1,031,151
88,019	JPMorgan Chase & Co.				3,938,850
14,787	Moody’s Corporation				439,913
	Total Diversified Financial Services				7,928,781
	Diversified Telecommunication Services – 1.7%
139,745	AT&T Inc.				3,611,011
25,758	Chunghwa Telecom Co., Ltd, Sponsored ADR				500,478
64,132	Frontier Communications Corporation				477,142
44,104	Verizon Communications Inc.				1,368,106
	Total Diversified Telecommunication Services				5,956,737
	Electric Utilities – 0.9%
66,063	Duke Energy Corporation				1,078,148
48,358	Great Plains Energy Incorporated				898,008
27,860	Pinnacle West Capital Corporation				1,051,158
	Total Electric Utilities				3,027,314
	Electrical Equipment – 1.3%
17,760	Cooper Industries Inc.				851,414
29,582	Emerson Electric Company				1,489,158
11,238	Hubbell Incorporated, Class B				566,732
14,562	Rockwell Automation, Inc.				820,714
13,012	Roper Industries Inc.				752,614
143	SunPower Corporation, Class B, (2)				2,394
	Total Electrical Equipment				4,483,026
	Electronic Equipment & Instruments – 0.8%
19,195	Agilent Technologies, Inc., (2)				660,116
25,113	Amphenol Corporation, Class A				1,059,517
56,514	Corning Incorporated				1,142,148
	Total Electronic Equipment & Instruments				2,861,781
	Energy Equipment & Services – 1.4%
29,580	Cooper Cameron Corporation, (2)				1,267,799
11,464	Diamond Offshore Drilling, Inc.				1,018,118
52,485	Halliburton Company				1,581,373
29,617	Smith International, Inc.				1,268,200
	Total Energy Equipment & Services				5,135,490
	Food & Staples Retailing – 1.6%
45,028	CVS Caremark Corporation				1,646,224
24,085	Kroger Co.				521,681
23,034	SUPERVALU INC.				384,207
33,854	Walgreen Co.				1,255,645
34,703	Wal-Mart Stores, Inc.				1,929,487
	Total Food & Staples Retailing				5,737,244
	Food Products – 0.8%
19,803	Archer-Daniels-Midland Company				572,307
42,656	Kraft Foods Inc., Class A				1,289,917
64,568	Sara Lee Corporation				899,432
	Total Food Products				2,761,656
	Gas Utilities – 0.5%
24,969	Nicor Inc.				1,046,700
26,900	Piedmont Natural Gas Company				741,902
	Total Gas Utilities				1,788,602
	Health Care Equipment & Supplies – 1.6%
35,925	Accuray, Inc., (2)				218,783
17,700	Baxter International, Inc.				1,030,140
58,519	Boston Scientific Corporation, (2)				422,507
9,327	CareFusion Corporation, (2)				246,513
877	Covidien PLC				44,096
37,662	ev3, Inc., (2)				597,319
12,334	Hill Rom Holdings Inc.				335,608
25,717	Medtronic, Inc.				1,158,037
17,705	Saint Jude Medical Inc., (2)				726,790
12,127	Zimmer Holdings, Inc., (2)				717,918
	Total Health Care Equipment & Supplies				5,497,711
	Health Care Providers & Services – 1.9%
13,759	Brookdale Senior Living Inc., (2)				286,600
18,655	Cardinal Health, Inc.				672,140
19,800	Lincare Holdings, (2)				888,624
22,869	Medco Health Solutions, Inc., (2)				1,476,423
10,900	Omnicare, Inc.				308,361
82,800	Tenet Healthcare Corporation, (2)				473,616
24,149	UnitedHealth Group Incorporated				788,948
20,106	Universal Health Services, Inc., Class B				705,520
16,290	Wellpoint Inc., (2)				1,048,750
	Total Health Care Providers & Services				6,648,982
	Hotels, Restaurants & Leisure – 2.4%
17,976	Carnival Corporation				698,907
27,099	International Game Technology				499,977
10,272	Interval Leisure Group Inc., (2)				149,560
16,414	McDonald’s Corporation				1,095,142
144,706	Starbucks Corporation				3,512,015
34,342	Starwood Hotels & Resorts Worldwide, Inc.				1,601,711
19,573	Tim Hortons Inc.				637,884
84,855	Wendy’s International, Inc.				424,275
	Total Hotels, Restaurants & Leisure				8,619,471
	Household Durables – 0.4%
15,279	KB Home				255,923
36,936	Newell Rubbermaid Inc.				561,427
4,844	Whirlpool Corporation				422,639
	Total Household Durables				1,239,989
	Household Products – 1.0%
53,683	Procter & Gamble Company				3,396,523
	Industrial Conglomerates – 1.2%
12,339	3M Co.				1,031,170
179,945	General Electric Company				3,274,999
	Total Industrial Conglomerates				4,306,169
	Insurance – 1.1%
16,791	AFLAC Incorporated				911,583
527	Arch Capital Group Limited, (2)				40,184
26,516	Fidelity National Title Group Inc., Class A				392,967
26,440	Marsh & McLennan Companies, Inc.				645,665
13,767	Prudential Financial, Inc.				832,904
20,523	Travelers Companies, Inc.				1,107,011
	Total Insurance				3,930,314
	Internet & Catalog Retail – 1.7%
41,636	Amazon.com, Inc., (2)				5,651,254
10,391	HSN, Inc., (2)				305,911
	Total Internet & Catalog Retail				5,957,165
	Internet Software & Services – 5.4%
29,799	Akamai Technologies, Inc., (2)				935,987
2,017	AOL Inc., (2)				50,990
141,962	eBay Inc., (2)				3,825,876
20,570	Google Inc., Class A, (2)				11,663,396
20,300	IAC/InterActiveCorp., (2)				461,622
43,598	United Online, Inc.				326,113
105,526	Yahoo! Inc., (2)				1,744,345
	Total Internet Software & Services				19,008,329
	IT Services – 2.3%
968	Accenture Limited				40,608
62,353	Automatic Data Processing, Inc.				2,772,838
24,168	Fidelity National Information Services				566,498
8,158	Global Payments Inc.				371,597
25,920	Infosys Technologies Limited, Sponsored ADR				1,525,392
9,443	Lender Processing Services Inc.				356,473
60,405	Paychex, Inc.				1,854,434
6,725	Visa Inc.				612,177
	Total IT Services				8,100,017
	Life Sciences Tools & Services – 0.6%
40,968	Life Technologies Corporation, (2)				2,141,397
	Machinery – 1.6%
24,068	Caterpillar Inc.				1,512,674
7,550	Danaher Corporation				603,321
16,605	Deere & Company				987,333
10,712	Eaton Corporation				811,648
23,373	Graco Inc.				747,936
15,335	SPX Corporation				1,017,017
	Total Machinery				5,679,929
	Media – 3.8%
19,588	CBS Corporation, Class B				273,057
182,305	Comcast Corporation, Special Class A				3,276,021
107,766	DIRECTV Group, Inc., (2)				3,643,568
3,122	Liberty Media Starz, (2)				170,711
12,927	Live Nation Inc., (2)				187,442
93,508	News Corporation, Class A				1,347,450
54,235	News Corporation, Class B				922,537
22,763	Omnicom Group, Inc.				883,432
18,377	Regal Entertainment Group, Class A				322,884
4,405	Time Warner Cable, Class A				234,831
19,652	Time Warner Inc.				614,518
39,358	Walt Disney Company				1,373,988
	Total Media				13,250,439
	Metals & Mining – 0.9%
13,175	AngloGold Ashanti Limited, Sponsored ADR				499,991
38,713	Companhia Siderurgica Nacional S.A., Sponsored ADR				1,545,810
30,153	Southern Copper Corporation				954,946
	Total Metals & Mining				3,000,747
	Multiline Retail – 1.5%
10,735	Family Dollar Stores, Inc.				393,008
11,904	J.C. Penney Company, Inc.				382,952
12,477	Kohl’s Corporation, (2)				683,490
26,043	Macy’s, Inc.				566,956
19,836	Sears Holding Corporation, (2)				2,150,817
23,248	Target Corporation				1,222,845
	Total Multiline Retail				5,400,068
	Multi-Utilities – 0.5%
20,595	Integrys Energy Group, Inc.				975,791
24,659	OGE Energy Corp.				960,221
	Total Multi-Utilities				1,936,012
	Oil, Gas & Consumable Fuels – 4.5%
4,906	BP PLC, Sponsored ADR				279,985
57,602	Chevron Corporation				4,367,960
48,990	ConocoPhillips				2,506,818
12,007	Delta Petroleum Corporation, (2)				16,930
95,250	Exxon Mobil Corporation				6,379,845
3,531	Royal Dutch Shell PLC, Class A, Sponsored ADR				204,304
41,765	XTO Energy, Inc.				1,970,473
	Total Oil, Gas & Consumable Fuels				15,726,315
	Paper & Forest Products – 0.2%
22,531	International Paper Company				554,488
	Pharmaceuticals – 4.9%
36,276	Abbott Laboratories				1,911,020
15,020	Allergan, Inc.				981,106
59,127	Bristol-Myers Squibb Company				1,578,691
31,728	Eli Lilly and Company				1,149,188
23,968	Forest Laboratories, Inc., (2)				751,636
17,699	GlaxoSmithKline PLC, Sponsored ADR				681,765
49,160	Johnson & Johnson				3,205,232
87,788	Merck & Company Inc.				3,278,882
7,831	Novartis AG, Sponsored ADR				423,657
185,137	Pfizer Inc.				3,175,100
	Total Pharmaceuticals				17,136,277
	Professional Services – 0.7%
17,552	Manpower Inc.				1,002,570
21,473	Resources Connection, Inc., (2)				411,637
30,314	Robert Half International Inc.				922,455
	Total Professional Services				2,336,662
	Real Estate Investment Trust – 0.8%
18,413	Apartment Investment & Management Company, Class A				338,983
49,000	DCT Industrial Trust Inc.				256,270
693	Developers Diversified Realty Corporation				8,434
31,254	Nationwide Health Properties, Inc.				1,098,578
41,126	Senior Housing Properties Trust				910,941
28,958	U-Store-It Trust				208,498
	Total Real Estate Investment Trust				2,821,704
	Semiconductors & Equipment – 5.3%
58,540	Advanced Micro Devices, Inc., (2)				542,666
58,489	Altera Corporation				1,421,868
8,626	Analog Devices, Inc.				248,601
101,563	Applied Materials, Inc.				1,369,069
93,518	Atmel Corporation, (2)				470,396
56,433	Broadcom Corporation, Class A				1,872,447
760	Cree, Inc., (2)				53,367
1,090	Cymer, Inc., (2)				40,657
26,510	Cypress Semiconductor Corporation, (2)				304,865
28,948	Fairchild Semiconductor International Inc., Class A, (2)				308,296
17,789	Integrated Device Technology, Inc., (2)				109,047
277,873	Intel Corporation				6,185,453
3,527	Intersil Holding Corporation, Class A				52,059
47,923	Linear Technology Corporation				1,355,262
95,908	LSI Logic Corporation, (2)				586,957
15,600	MEMC Electronic Materials, (2)				239,148
25,690	National Semiconductor Corporation				371,221
5,611	Novellus Systems, Inc., (2)				140,275
90,240	NVIDIA Corporation, (2)				1,568,371
46,578	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR				488,603
24,551	Texas Instruments Incorporated				600,763
15,725	Varian Semiconductor Equipment Associate, (2)				520,812
	Total Semiconductors & Equipment				18,850,203
	Software – 9.0%
173,024	Activision Blizzard Inc.				2,086,669
85,801	Adobe Systems Incorporated, (2)				3,034,781
45,243	Autodesk, Inc., (2)				1,331,049
77,681	CA Inc.				1,823,173
33,659	Cadence Design Systems, Inc., (2)				224,169
46,939	Electronic Arts Inc. (EA), (2)				875,882
13,847	McAfee Inc., (2)				555,680
455,143	Microsoft Corporation				13,322,036
320,743	Oracle Corporation				8,239,888
6,831	SAP AG, Sponsored ADR				329,049
	Total Software				31,822,376
	Specialty Retail – 1.9%
20,968	Best Buy Co., Inc.				891,979
18,719	Gap, Inc.				432,596
46,840	Home Depot, Inc.				1,515,274
33,374	Limited Brands, Inc.				821,668
38,717	Lowe’s Companies, Inc.				938,500
17,414	TJX Companies, Inc.				740,443
35,381	Urban Outfitters, Inc., (2)				1,345,539
	Total Specialty Retail				6,685,999
	Textiles, Apparel & Luxury Goods – 0.1%
13,280	Coach, Inc.				524,826
	Thrifts & Mortgage Finance – 0.0%
2,762	Capitol Federal Financial				103,465
1,712	Tree.com Inc., (2)				15,665
	Total Thrifts & Mortgage Finance				119,130
	Tobacco – 0.9%
44,792	Altria Group, Inc.				919,132
41,356	Philip Morris International				2,157,129
	Total Tobacco				3,076,261
	Wireless Telecommunication Services – 0.5%
21,095	China Mobile Hong Kong Limited, Sponsored ADR				1,015,091
4,787	Crown Castle International Corporation, (2)				183,007
18,668	Vodafone Group PLC, Sponsored ADR				434,778
	Total Wireless Telecommunication Services				1,632,876
	Total Common Stocks (cost $276,093,244)				356,909,296

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 6.5%
$23,021	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $23,020,958, collateralized by $21,835,000 U.S. Treasury Notes, 4.000%, due 2/15/15, value $23,485,726	0.000%	4/01/10		$ 23,020,958
	Total Short-Term Investments (cost $23,020,958)				23,020,958
	Total Investments (cost $299,114,202) – 107.8%				379,930,254
	Other Assets Less Liabilities – (7.8)%				(27,595,029)
	Net Assets – 100%				$ 352,335,225

Investments in Derivatives
Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written (4)
(1,001)	Mini-NDX 100 Index	$ (17,767,750)	4/17/10	$ 177.5	$ (1,894,393)
(1,216)	Mini-NDX 100 Index	(21,888,000)	4/17/10	180.0	(2,003,360)
(1,055)	Mini-NDX 100 Index	(19,781,250)	5/22/10	187.5	(1,149,950)
(570)	Mini-NDX 100 Index	(10,972,500)	5/22/10	192.5	(408,975)
(632)	Mini-NDX 100 Index	(11,850,000)	6/19/10	187.5	(767,880)
(84)	NASDAQ 100 Index	(14,910,000)	4/17/10	1,775.0	(1,578,780)
(103)	NASDAQ 100 Index	(18,540,000)	4/17/10	1,800.0	(1,680,960)
(126)	NASDAQ 100 Index	(23,625,000)	5/22/10	1,875.0	(1,370,250)
(100)	NASDAQ 100 Index	(19,250,000)	5/22/10	1,925.0	(715,000)
(43)	NASDAQ 100 Index	(8,062,500)	6/19/10	1,875.0	(521,375)
(190)	S&P 500 Index	(20,425,000)	4/17/10	1,075.0	(1,804,050)
(196)	S&P 500 Index	(21,560,000)	4/17/10	1,100.0	(1,383,760)
(169)	S&P 500 Index	(19,012,500)	4/17/10	1,125.0	(797,680)
(208)	S&P 500 Index	(23,920,000)	4/17/10	1,150.0	(542,880)
(190)	S&P 500 Index	(22,325,000)	4/17/10	1,175.0	(197,600)
(201)	S&P 500 Index	(22,110,000)	5/22/10	1,100.0	(1,536,645)
(182)	S&P 500 Index	(20,475,000)	5/22/10	1,125.0	(1,019,200)
(174)	S&P 500 Index	(20,010,000)	5/22/10	1,150.0	(657,720)
(6,440)	Total Call Options Written (premiums received $11,021,222)	(336,484,500)			$ (20,030,458)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$356,909,296	$ –	$ –	$356,909,296
Short-Term Investments	23,020,958	–	–	23,020,958
Derivatives:
Call Options Written	(20,030,458)	–	–	(20,030,458)
Total	$359,899,796	$ –	$ –	$359,899,796

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$20,030,458

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2010, the cost of investments was $299,114,967.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation				$ 95,890,997
Depreciation				(15,075,710)

Net unrealized appreciation (depreciation) of investments				$ 80,815,287

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.